Income Taxes - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Effective tax rate	(109.00%)	16.00%		(10.00%)	44.00%
U.S. statutory corporate income tax rate	21.00%
Valuation allowances increased			$ 71
Liability uncertain tax positions would impact the effective tax rate	$ 27		27	$ 30
Accrued potential interest and penalties	17		17	18
Decrease in unrecognized tax benefits			(35)
U.S.
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 313		$ 313
Foreign
Income Tax Contingency [Line Items]
Net operating loss carryforwards				$ 154